Insurance Claim Reserves (details) Asbestos and Environmental Reserves (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asbestos reserves [Member]
Liability for claims and claim adjustment expense
Increase (decrease) to asbestos and environmental reserves	$ 190	$ 175	$ 175
Net losses paid	218	236	284
Environmental reserves [Member]
Liability for claims and claim adjustment expense
Increase (decrease) to asbestos and environmental reserves	65	90	76
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Asbestos reserves [Member]
Liability for claims and claim adjustment expense
Increase (decrease) to asbestos and environmental reserves	190	167	175
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Environmental reserves [Member]
Liability for claims and claim adjustment expense
Increase (decrease) to asbestos and environmental reserves	65	90	76
Reportable Segments [Member] | Business and International Insurance [Member] | International [Member] | Asbestos reserves [Member]
Liability for claims and claim adjustment expense
Increase (decrease) to asbestos and environmental reserves		$ 8